Document And Entity Information	12 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0001993097
Document Type	F-1
Entity Registrant Name	3 E Network Technology Group Limited
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	No.118 Connaught Road West
Entity Address, Postal Zip Code	3003-2
Entity Address, Country	HK
Entity Address, City or Town	Hong Kong
City Area Code	+852
Local Phone Number	98232486
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street, 18th Floor
Entity Address, Postal Zip Code	10168
Entity Address, City or Town	New York
Contact Personnel Name	Cogency Global Inc.
Entity Address, State or Province	NY